Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)	Quarterly Results (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2020 and 2019 which has been retroactively adjusted to reflect the Stock Dividends (see Note 1 — Organization for additional details):

	Quarter Ended
(In thousands, except for share and per share data)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Total revenues	$100,235	$94,664	$95,835	$90,878
Net loss attributable to stockholders	$(24,744)	$(22,811)	$(10,500)	$(20,726)
Basic and diluted weighted average shares outstanding (1)	94,458,620	94,479,156	94,796,190	94,821,653
Basic and diluted net loss per share (1)	$(0.26)	$(0.24)	$(0.11)	$(0.22)

	Quarter Ended
(In thousands, except for share and per share data)	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019 (2)
Total revenues	$88,718	$96,287	$95,440	$94,469
Net loss attributable to stockholders	$(5,111)	$(6,054)	$(28,789)	$(48,133)
Basic and diluted weighted average shares outstanding (1)	95,417,626	94,276,398	94,419,591	94,592,579
Basic and diluted net loss per share (1)	$(0.05)	$(0.06)	$(0.30)	$(0.51)
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(1) Retroactively adjusted for the effects of the Stock Dividends (see Note 1 — Organization).
(2) During the quarter ended December 31, 2020 and 2019, the Company recorded $3.6 million and $33.3 million in impairment charges on real estate investments held for use. See Note 3 — Real Estate investments, Net - Impairments for additional details.